Material Accounting Policies	12 Months Ended
Dec. 31, 2023
Material Accounting Policies
Material Accounting Policies

3.Material Accounting Policies

Intangible assets

Research and development costs

In developing its novel eVTOL technology, the Group incurs significant research and development costs.

The costs for internally generated research and development are expensed when incurred. A portion of costs for internally generated development is capitalized if:

●	the product or process is technically feasible;
●	adequate resources are available to successfully complete the development;
●	the beneﬁts from the assets are demonstrated;
●	the costs attributable to the projects are reliably measured; and
●	the Group intends to produce and market or use the developed product or process and can demonstrate its market relevance.

Management recognizes there is interest for an air mobility service, especially within heavily populated urban areas; however, there is not yet an established market for this new industry. The self-developed eVTOL technology used in the development of the Lilium Jet is highly innovative and there are uncertainties related to successful completion of the development. Management believes that the ability to use the Lilium Jet to generate future economic benefit will be established once type certification is granted by the authorities. Consequently, the Group has not yet capitalized development costs. These costs are reflected in the consolidated statement of operations in the period in which the expenditure is incurred.

Purchased intangibles

Purchased intangible assets are initially measured and recorded at cost. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and accumulated impairment losses. Amortization on intangible assets with a limited useful life is calculated on a straight-line basis over the following periods:

Useful life
Software	2 – 15 years
Purchased concessions, rights and other intangible assets	10 – 20 years

Impairment tests

At the end of each reporting period, the Group assesses whether there is an indication that an asset may be impaired. If any indication exists, or when annual impairment testing for an asset is required, the Group estimates the asset’s recoverable amount. The recoverable amount is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets. An asset’s recoverable amount is the higher of an asset’s or cash generating unit (“CGU”)’s fair value less costs of disposal and its value in use. When the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount.

In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. In determining fair value less costs of disposal, recent market transactions are taken into account. If no such transactions can be identified, an appropriate valuation model is used.

Property, Plant and Equipment

Property, plant and equipment are measured at cost, net of accumulated depreciation and any accumulated impairment losses. Costs of construction recognized include all attributable direct costs including material and production overheads and, where applicable, an initial estimate of the cost of dismantling and removing the item and restoring the site on which it is located.

Borrowing costs are capitalized as part of the underlying asset under construction if there is a qualifying asset.

Subsequent expenditures on assets are capitalized only when it is probable that future economic benefits associated with the expenditure will flow to the Group and the cost of the item can be measured reliably. Repairs and maintenance are expensed in the period the costs are incurred.

If items of property, plant and equipment are sold or disposed of, the gain or loss arising from the disposal is recognized as other operating income or expense in the consolidated statement of operations and other comprehensive income (loss).

Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, as follows:

Useful life
Rights to land and buildings including leasehold improvements	2 – 9 years
Technical equipment and machinery	3 – 25 years
Office and other equipment	3 – 13 years
Vehicles	5 – 11 years

Assets qualifying as low value assets with a value of up to €1 thousand are aggregated into groups and depreciated over a useful life of 5 years.

Leasehold improvements are amortized over the unexpired portion of the lease term or the estimated useful life of the improvements, whichever is shorter. The residual value, useful lives and methods of depreciation of property, plant and equipment are reviewed at each financial year end and adjusted prospectively, if appropriate.

Assets under construction are presented net of additions and transfers during the financial period in the property, plant and equipment movement schedule in the notes to the consolidated financial statements.

Leases

The Group’s lease obligations primarily relate to rights to buildings mainly for its office and research and development premises. As lease contracts are negotiated on an individual basis, lease terms contain a range of different terms and conditions. Lease contracts are typically entered for a period of 2-9 years and regularly include renewal and termination options, which provide operational ﬂexibility to Lilium.

Contracts may contain both lease and non-lease components. The Group allocates the consideration in the contract to the lease and non-lease components based on their relative stand-alone prices.

As a lessee, at the inception of a contract, the Group assesses whether the contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

At the commencement date of the lease, which is the date at which the leased asset is available for use, the Group recognizes a right-of-use asset, which represents a right to use the underlying leased asset, and a corresponding lease liability, which represents the present value of future lease payments, in the consolidated statement of financial position. Short-term leases (leases with lease term of 12 months or less from lease commencement and that do not contain a purchase option) and leases of low value assets are not capitalized. Payments associated with short-term leases and leases of low-value assets are recognized on a straight-line basis as an expense in the consolidated statement of operations.

Liabilities arising from a lease are initially measured at the present value of the remaining lease payments discounted using the interest rate implicit in the lease or the incremental borrowing rate in case the interest rate implicit in the lease is not readily determinable.

The main components of the lease payments included in the measurement of the lease liability comprise the following:

●	fixed lease payments;
●	variable lease payments that are linked to an index (consumer price index); and
●	lease payments in an optional renewal period if the Group is reasonably certain to exercise an extension option.

Lease payments contain two elements, principal and interest. Interest expense is presented as part of finance costs in the consolidated statements of operations and other comprehensive income and measured using the effective interest method. Principal and interest portions of lease payments have been presented within ﬁnancing activities in the consolidated statement of cash flows. The carrying amount of lease liabilities is remeasured if there is change in the future lease payments due to change in index or rate.

At lease commencement right-of-use assets are initially measured at cost and are subsequently measured at cost less any accumulated depreciation and impairment losses and adjusted for any remeasurement of lease liabilities recognized. Cost of right-of-use assets includes lease liabilities, initial direct costs, prepayments made on or before the commencement date and less any lease incentives received. Right-of-use assets are depreciated on a straight-line basis from the commencement date to the earlier of the end of the useful life of the right-of-use asset and the end of the lease term. The estimated useful lives of right-of-use assets are determined on the same basis as those of the leased property and equipment. The right-of-use asset is periodically assessed for impairment. The Group has presented right-of-use assets within “Property, plant and equipment”.

Assets related to retirement obligations for leased buildings are included in the cost of right-of-use assets for the respective underlying building lease.

The Group does not have any contracts as a lessor as of the date of the consolidated statement of financial position.

Investment in joint venture / associate company

Under the equity accounting method, the investment in a joint venture or an associate is initially recognized at cost. The carrying amount of the investment is subsequently adjusted to recognize changes in the Group’s share of net assets of the joint venture or associate since the acquisition date.

On acquisition of the investment, any difference between the cost of the investment and the entity’s share of the net fair value of the investee’s identifiable assets and liabilities is accounted for as follows:

(a)	Goodwill relating to a joint venture or associate is included in the carrying amount of the investment. Amortization of that goodwill is not permitted.
(b)	Any excess of the entity’s share of the net fair value of the investee’s identifiable assets and liabilities over the cost of the investment is included as income in the determination of the entity’s share of the joint venture or associate’s profit or loss in the period in which the investment is acquired.

The consolidated statement of operations and other comprehensive income (loss) reflects the Group’s share of the results of operations of the joint venture or associate. Any change in other comprehensive income (loss) (“OCI”) of those investees is presented as part of the Group’s OCI. Gains and losses resulting from transactions between the Group and the joint venture or associate would be eliminated to the extent of the interest in the joint venture or associate.

After application of the equity method, the Group determines whether it is necessary to recognize an impairment loss on its investment in joint venture or associate. At each reporting date, the Group determines whether there is objective evidence that the investment in joint venture or associate is impaired. If there is such evidence, the Group calculates the amount of impairment as the difference between the recoverable amount of the joint venture or associate and its carrying value, and then recognizes the loss within ‘Share of profit/loss in a joint venture/ associate’ in the consolidated statements of operations.

Upon loss of joint control or significant influence over the joint venture or the associate, the Group measures and recognizes any retained investment at its fair value. Any difference between the carrying amount of the joint venture or associate upon loss of joint control or significant influence and the fair value of the retained investment and proceeds from disposal is recognized consolidated statements of operations.

Non-financial Assets

Insurance recoveries are recognized for virtually certain reimbursements for damaged assets from insurers. Other non-financial assets are recognized at cost.

Cash and Cash Equivalents

Cash and cash equivalents in the consolidated statement of financial position and consolidated statement of cash flows comprise cash at banks and on hand and short-term highly liquid deposits with an initial maturity of three months or less that are readily convertible to a known amount of cash and subject to an insignificant risk of changes in value. Depending on the classification, these financial assets are measured at amortized cost or fair value with changes through profit or loss – see financial instruments, note 29.

Treasury Shares

The treasury shares represent the consideration paid or payable for own shares held in treasury. The nominal value of the shares is shown in the treasury share reserve, which is part of the capital reserves. Acquisition values higher or lower than the nominal value are reduced from or added to the share premium reserve.

Financial Instruments

Financial instruments are contracts that give rise to a financial asset for one entity and to a financial liability or equity instrument for another entity. Financial instruments are recognized when the Group becomes a counterparty to it. Purchases or sales of financial assets that require delivery of assets within a time frame established by regulation or convention in the marketplace (regular way trades) are recognized on the settlement date.

Financial assets and financial liabilities are offset, and the net amount is reported in the consolidated statement of financial position, if there is a currently enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis, or to realize the assets and settle the liabilities simultaneously. The Group has no such assets and liabilities.

Financial assets

The Group’s financial assets include cash and cash equivalents and other financial assets. Other financial assets include security deposits, investment in equity instruments, fixed-term deposits and money market funds.

Financial assets are initially measured at fair value plus, in the case of a financial asset not measured at fair value through profit or loss, transaction costs that are directly attributable to the acquisition of the financial asset. As an exception to this general rule, trade receivables are measured at their transaction price.

Transaction costs are expensed as incurred for financial assets initially measured at fair value through profit or loss (“FVTPL”).

Financial assets are classified at initial recognition as either measured at amortized cost (“AC”), fair value through other comprehensive income (“FVOCI”), or FVTPL depending on the contractual cash flows and the Group’s business model for managing them. For certain financial assets that are debt instruments, the Group has the objective to hold financial assets in order to collect the contractual cash flows. If the contractual terms of the financial assets give rise on specified dates to cash flows that are solely payments of principal and interest on the principal outstanding amount, the Group will measure these financial assets at AC under consideration of impairment (see following section). All of the Group’s financial assets are measured at AC, with the exception of money market funds and investment in equity instruments. The money market funds are required to be measured at FVTPL because the cash flows are not solely payments of principal and interest on the principal outstanding amount.

The Group classifies its investment in equity instruments in FVTPL.

Gains and losses from financial assets measured at FVTPL are presented in the consolidated statements of operations in finance income and finance expense. Gains and losses from financial assets measured at AC including effects resulting from impairment are also presented in finance income and finance expense. Generally, the gains and losses from foreign currency translation effects are presented in other income and other expenses.

A financial asset is derecognized (i.e., removed from the Group’s consolidated statement of financial position) when the rights to receive cash flows from the asset have expired or have been transferred.

Impairment of financial assets – expected credit losses (“ECL”)

All financial assets measured at AC are required to be impaired at initial recognition in the amount of their expected credit loss (“ECL”). ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive. Lilium recognizes an allowance for ECLs for other financial assets according to the “general approach”. This means that ECLs are recognized in three stages. For credit exposures at initial recognition, ECLs are provided for credit losses that result from default events which may be possible within the next 12-months (Stage 1: a 12-month ECL). For credit exposures for which there has been a significant increase in credit risk since initial recognition (which is deemed to have occurred if a payment is more than 30 days past due), a loss allowance is required for credit losses expected over the remaining life of the exposure, irrespective of the timing of the default (Stage 2: a lifetime ECL). The same applies if objective indications exist that a default event has occurred (Stage 3: an incurred loss). In this case, any interest income is measured on the basis of the net carrying amount, while for Stage 1 and 2 the basis is the gross carrying amount. Examples of objective evidence are significant financial difficulties experienced by the debtor, payment default or delays, a lowering of the credit rating, insolvency or where measures are taken to secure a debtor’s financial situation, or if other observable data indicates that expected cash flows deriving from financial assets may be appreciably reduced.

For cash and cash equivalents as well as other financial assets, the simplification available for financial instruments with a low credit risk (“low credit risk exemption”) is applied as of the reporting date. Factors that can contribute to a low credit risk assessment are debtor-specific rating information and related outlooks. The requirement for classification with a low credit risk is deemed to be fulfilled for counterparties that have at least an investment grade rating; in this case there is no need to monitor credit risks for financial instruments with a low credit risk.

The default probabilities applied to determine the ECL for cash and cash equivalents and other financial assets are based on credit default swap spreads that are quoted on markets, which take future-oriented macroeconomic data into account.

In general, Lilium defines a default event as a situation in which the debt is no longer recoverable. If the financial instrument is perceived to be unrecoverable, then the expectation is that future contractual cash flows will not occur. At this point in time, the balance is written off after giving consideration to any possible collateral that is available.

Impairment losses (including reversals of impairment losses on financial assets) are not presented as a separate item in accordance with IAS 1.82(ba) as they are considered immaterial. Impairment losses or income from the reversal of impairment losses on financial assets are reported net under finance income or finance expenses.

Financial liabilities

The Group’s financial liabilities include warrants and other derivatives, lease liabilities (see note 16), trade and other payables, and other financial liabilities.

Financial liabilities are classified as measured at AC or FVTPL. All financial liabilities are recognized initially at fair value less, in the case of a financial liability not at FVTPL, directly attributable transaction costs. Transaction costs are expensed as incurred for financial liabilities initially measured at FVTPL.

Financial liabilities at FVTPL are measured at fair value and gains and losses resulting from changes in fair value are recognized in finance income and finance expenses. The Group only accounts for separated embedded derivatives of convertible loans and warrants as well as for other derivatives as a financial liability measured at FVTPL. All other financial liabilities are subsequently measured at AC using the effective interest rate (“EIR”) method. When applying the EIR method, the Group generally amortizes any fees, points paid or received, transaction costs and other premiums or discounts that are included in the calculation of the EIR over the expected life of the financial instrument. Gains and losses are recognized in interest expense when the liabilities are derecognized as well as through the EIR amortization process. For financial liabilities subsequently measured at AC, the foreign currency translation effects are presented in other income and other expenses. Foreign currency translation effects on financial liabilities at FVTPL are recognized in finance income or finance expenses.

Where there are hybrid instruments, transaction costs are apportioned between the liability and equity components based on the allocation of proceeds to the liability and equity components when the instruments are initially recognized.

An embedded derivative in a hybrid contract, with a financial liability or a non-financial host, is separated from the host and accounted for as a separate derivative if: the economic characteristics and risks are not closely related to the host; a separate instrument with the same terms as the embedded derivative would meet the definition of a derivative; and the hybrid contract is not measured at FVTPL. The assessment whether to separate an embedded derivative is done at initial recognition of the hybrid contract. Reassessment only occurs if there is a change in the terms of the contract that significantly modifies the cash flows.

A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expired. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The resulting gain or loss is recognized in the consolidated statement of operations.

Convertible Loans

Convertible loans are assessed at issuance for any components of equity and liability. Convertible loans are bifurcated into a debt component and an equity instrument, if there is a conversion right that fulfils equity criteria. The conversion right of a convertible loan is classified as a liability if some conversion features of the loan lead to a conversion into a variable number of shares. Embedded derivatives resulting from conversion rights are assessed and, if needed, are separated from the host contract. The remaining host contract is measured at AC and the separated embedded derivative is measured at FVTPL until the loan is converted into equity or becomes due for repayment.

If there are other derivative features provided for in the contract besides the conversion right, they are treated as a combined embedded derivative if they share the same risk exposure and are interdependent.

Derivative Financial Instruments

The Group evaluates all of its financial instruments, including issued stock purchase warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives, pursuant to “IFRS 9 Financial Instruments” (“IFRS 9”).

Warrants are recognized as derivative financial instruments in accordance with IAS 32. Accordingly, the Group generally classifies warrants as financial liabilities at FVTPL. The liabilities are subject to re-measurement at each balance sheet date until exercised or expired, and any change in fair value is recognized in the finance income or finance expenses.

The Group recognizes all warrant liabilities as current liabilities as the date of settlement is outside of the Group’s control and can occur within twelve months from the balance sheet date.

Upon exercise of warrants the Group recognizes an increase in subscribed capital and share premium equal to the exercise price paid upon settlement and the fair value of the derivative warrant liability as at the date of exercise.

Income Taxes

Current income taxes

Current income tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted at the reporting date in the countries where the Group operates and generates taxable income.

Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate.

Deferred taxes

The Group uses the liability method of accounting for income taxes. Deferred income tax assets and liabilities represent temporary differences between the carrying amounts of assets and liabilities in the consolidated financial statements and their corresponding tax basis used in the computation of taxable income. Deferred tax, however, is not recognized on the initial recognition of goodwill or the initial recognition of an asset or liability (other than in a business combination) in a transaction that affects neither tax nor accounting income.

Deferred tax assets are in principle recognized for all deductible temporary differences, carry forward of unused tax credits and any unused tax losses. However deferred tax assets are only recognized to the extent it is sufficiently probable that taxable profit will be available against which the deductible temporary differences, the carry forward of unused tax credits and the unused tax losses can be utilized.

Deferred tax liabilities are recognized for all taxable temporary differences associated with investments in subsidiaries and associates, except where the Group is able to control the reversal of the temporary differences and it is probable that the temporary difference will not reverse in the foreseeable future.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year in which the asset is realized, or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting date.

Deferred tax liabilities and assets are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority and the Group intends to settle its current tax assets and liabilities on a net basis.

Current and deferred tax items are recognized similar to the underlying transaction either in profit or loss, other comprehensive income or directly in equity. Changes in deferred tax assets or liabilities are recognized as a component of tax expense (benefit) in the consolidated statement of operations, except where they relate to items that are recognized in other comprehensive income or directly in equity, in which case the related deferred tax is also recognized in other comprehensive income or equity, respectively. Where deferred tax arises from the initial accounting for a business combination, the tax effect is included in the accounting for the business combination.

Deferred tax assets and deferred tax liabilities are not discounted.

Deferred taxes are always classified as non-current.

Provisions

Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation.

Fair Values of Assets and Liabilities

Fair value is a market-based measurement. For some assets and liabilities, observable market transactions or market information is available. For other assets and liabilities, observable market transactions or market information might not be available. When a price for an identical asset or liability is not observable, another valuation technique is used. To increase consistency and comparability in fair value measurements, there are three levels of the fair value hierarchy that categorizes the inputs to valuation techniques used to measure fair value:

●	Level 1: contains the use of unadjusted quoted prices in active markets for identical assets or liabilities
●	Level 2: using inputs other than quoted prices included within Level 1, that are observable for the asset or liability either directly or indirectly
●	Level 3: inputs are based on unobservable data

If the inputs used to measure the fair value of an asset or a liability fall into different levels of the fair value hierarchy, the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.

The Group recognizes transfers between levels of the fair value hierarchy at the end of the reporting period during which the change has occurred.

Further information about the assumptions made in measuring fair values of financial instruments is included in note 29.1.

In cases where a gain or loss arises on initial recognition of a financial asset or a financial liability because the fair value deviates from the transaction price and is neither evidenced by a quoted price in an active market for an identical asset or liability (i.e., a Level 1 input) nor based on a valuation technique that uses only data from observable markets (i.e., a Level 2 input), this gain or loss remains unrecognized until all market inputs become observable. In case such gain or loss results from a transaction with shareholders, this amount is to be considered as capital contribution to the Group and is therefore to be recognized in equity.

Share-based Payments

General accounting principles

The Group grants certain share-based payment awards to the Group’s employees, advisors and vendors in exchange for their service.

These share-based payment awards qualify either as cash-settled or equity-settled transactions depending on the terms of settlement. When the settlement choice (i.e. cash versus shares) lies with the recipient, awards are classified as compound financial instruments. Only in the case the equity component is zero, the award is accounted for as a cash-settled option. When the settlement choice lies with the Group, the award is classified as an equity-settled grant unless the Group has a present obligation to settle in cash.

For cash-settled awards a liability is recognized at fair value. The fair value is measured initially and at each reporting date up to and including the settlement date, with changes in fair value recognized in profit or loss for the period.

An equity-settled award is measured based on the fair value determined at grant date. The fair value usually remains unchanged after the grant date. In case of a modification of an award after grant date, an incremental fair value is determined at the modification date for modifications that are beneficial to the recipients.

Goods or services received or acquired in an equity-settled share-based payment transaction with vendors is recognized when the goods are obtained or as the services are received with a corresponding increase in equity, are measured directly, at the fair value of the good or services received. When the goods or services received do not qualify for recognition as assets, they are recognized as expenses.

Refer to note 22 for the measurement approach of the fair value of share-based payments.

The expenses for services received are recognized when the recipient renders services over the applicable vesting period with a corresponding increase of either the liability or equity, depending on the classification of the awards. The related share-based payment awards expense is recorded in the functional cost category to which the recipient’s costs are classified.

Non-financial liabilities

Non-financial liabilities are recognized at their nominal amounts.

Revenue Recognition

Revenues from contracts are recognized when the customer gains the ability to direct the use of and obtain substantially all the remaining benefits from the goods delivered or services performed. The consideration which the Group expects to receive is allocated to each of the performance obligations, using the relative stand-alone selling price method.

Revenue from sale of Lilium Jet

Revenue is recognized at a point in time (i.e. when the customer accepts the delivery of the aircraft).

The Group identifies the performance obligations of the contract and allocates the transaction price to these performance obligations. Advances and customer deposits for aircraft are received in the normal course of business and are intended to protect the Group from the customer failing to complete its contractual obligations and therefore not considered to be a significant financing component. A contract liability for the Group’s obligation to deliver the aircraft is recognized upon the receipt of customer deposits for aircraft.

The Group will continue to monitor the progress of contracts entered with customers and will recognize revenue when it is probable that the economic benefits will flow to the Group and the amount of revenue can be measured reliably.

Government Grants

Grants from governments are recognized at their fair value, when there is reasonable assurance that the grant will be received, and the Group will comply with all attached conditions. Government grants relating to costs are deferred and recognized gross in other operating income over the period necessary to match them with the costs that they are intended to compensate.